Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 North America Services	Dec. 31, 2010 North America Services	Dec. 31, 2009 North America Services	Dec. 31, 2011 International Services	Dec. 31, 2010 International Services	Dec. 31, 2011 Merchant services	Dec. 31, 2009 Merchant services	Dec. 31, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions	Dec. 31, 2010 TSYS Merchant Solutions Merchant services	Dec. 31, 2011 TermNet	Dec. 31, 2011 TermNet Merchant services
Goodwill [Line Items]
Beginning Balance	$ 320,399	$ 165,896	$ 70,614	$ 70,614	$ 70,614	$ 33,188	$ 34,181	$ 216,597	$ 61,101		$ 155,496
Infonox additional purchase consideration	6,000							6,000
Currency translation adjustments	181	(993)				181	(993)
Ending Balance	355,498	320,399	70,614	70,614	70,614	33,369	33,188	251,515	61,101		155,496
Purchase price allocation										$ 155,496		$ 155,496	$ 28,918	$ 28,918